Compensation of Corporate Officers - Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	€ 650,276	€ 318,613	€ 162,539
Amounts paid	603,408	310,123	123,061
Jean Francois Mouney
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	336,406	103,665
Amounts paid	336,408	89,507
Jean Francois Mouney | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	49,937	14,791
Amounts paid	49,939	633
Jean Francois Mouney | Other Remuneration
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	286,469	88,874
Amounts paid	286,469	88,874
Xavier GUILLE DES BUTTES
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	85,020	68,016	53,330
Amounts paid	80,660	67,580	41,311
Xavier GUILLE DES BUTTES | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	85,020	68,016	53,330
Amounts paid	80,660	67,580	41,311
Frederic DESDOUITS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	53,360	33,136	21,174
Amounts paid	44,640	30,302	17,113
Frederic DESDOUITS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	53,360	33,136	21,174
Amounts paid	44,640	30,302	17,113
Philippe MOONS
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	45,780	36,188	29,704
Amounts paid	41,420	41,202	22,345
Philippe MOONS | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	45,780	36,188	29,704
Amounts paid	41,420	41,202	22,345
Anne-Helene MONSELLATO
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	50,140	44,472	37,075
Amounts paid	45,780	53,410	24,307
Anne-Helene MONSELLATO | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	50,140	44,472	37,075
Amounts paid	45,780	53,410	24,307
Catherine LARUE
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	33,136	21,256
Amounts paid	43,600	28,122	17,985
Catherine LARUE | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	43,600	33,136	21,256
Amounts paid	43,600	€ 28,122	€ 17,985
Katherine KALIN
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	15,805
Amounts paid	4,360
Katherine KALIN | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	15,805
Amounts paid	4,360
Eric BACLET
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	20,165
Amounts paid	6,540
Eric BACLET | Attendance Fees
Disclosure Of Compensation Of Corporate Officers [Line Items]
Amounts due	20,165
Amounts paid	€ 6,540